                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ________

  This Amendment (Check only one):  [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Independent Order of Foresters
Address:  789 Don Mills Road
          Toronto, Ontario
          Canada
          M3C 1T9

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Katharine Rounthwaite
Title:    SVP, General Counsel, Chief Compliance Officer and Executive Secretary
Phone:    416-467-2579________

Signature, Place, and Date of Signing:

/s/ Katharine Rounthwaite
-------------------------   Toronto, Ontario, Canada      February 13, 2013

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2
                                         ------------

Form 13F Information Table Entry Total:  121
                                         ------------

Form 13F Information Table Value Total:  $96,808
                                         ------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

First Investors Management Company Inc.
Cramer Rosenthal McGlynn, LLC

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                          FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2   COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------                        ----------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                     VOTING AUTHORITY
                                 TITLE OF              VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER                    CLASS      CUSIP    (X$1000) PRN AMT PRN CALL DISCRETION MANAGER   SOLE   SHARED NONE
--------------                  ----------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
Ishares Iboxx Investment Grade  Exchange    464287242  25,710  212,500 SH          SOLE             212,500   0     0
  Corporate Bond Fund           Traded Fund
Acadia Realty Trust             REIT        004239109  11      445     SH          SOLE             445       0     0
Aetna Inc                       Common      00817Y108  542     11,700  SH          SOLE             11,700    0     0
Agree Realty Corp               REIT        008492100  533     19,903  SH          SOLE             19,903    0     0
Alexandria Real Estate Equity   REIT        015271109  426     6,150   SH          SOLE             6,150     0     0
American Assets Trust Inc       REIT        024013104  56      2,000   SH          SOLE             2,000     0     0
American Campus Communities     REIT        024835100  422     9,151   SH          SOLE             9,151     0     0
American Capital Agency Corp    REIT        02503X105  680     23,500  SH          SOLE             23,500    0     0
Annaly Capital Management Inc   REIT        035710409  1,280   91,200  SH          SOLE             91,200    0     0
Apartments Investment           REIT        03748R101  368     13,594  SH          SOLE             13,594    0     0
Associated Estates Realty CP    REIT        045604105  1,278   79,293  SH          SOLE             79,293    0     0
AT & T Inc                      Common      00206R102  398     11,800  SH          SOLE             11,800    0     0
Avalonbay Communities Inc       REIT        053484101  1,753   12,928  SH          SOLE             12,928    0     0
BRE Properties Inc              REIT        05564E106  61      1,200   SH          SOLE             1,200     0     0
Biomed Realty Trust Inc         REIT        09063H107  540     27,900  SH          SOLE             27,900    0     0
Boston Properties Inc           REIT        101121101  1,678   15,859  SH          SOLE             15,859    0     0
Brandywine Realty Trust         REIT        105368203  197     16,192  SH          SOLE             16,192    0     0
CBL & Associates Properties     REIT        124830100  1,762   83,062  SH          SOLE             83,062    0     0
Camden Property Trust           REIT        133131102  960     14,063  SH          SOLE             14,063    0     0
CapLease Inc                    REIT        140288101  1,596   286,086 SH          SOLE             286,086   0     0
Cedar Shopping Centers Inc      REIT        150602209  23      4,300   SH          SOLE             4,300     0     0
Chevron Corporation             Common      166764100  476     4,400   SH          SOLE             4,400     0     0
Colonial Properties Trust       REIT        195872106  237     11,098  SH          SOLE             11,098    0     0
Commonwealth Reit               REIT        203233101  159     10,049  SH          SOLE             10,049    0     0
Corporate Office Properties     REIT        22002T108  349     13,988  SH          SOLE             13,988    0     0
Cousins Properties Inc          REIT        222795106  81      9,691   SH          SOLE             9,691     0     0
Cubesmart                       REIT        229663109  220     15,100  SH          SOLE             15,100    0     0
DCT Industrial Trust Inc        REIT        233153105  59      9,100   SH          SOLE             9,100     0     0
Ddr Corp                        REIT        23317H102  641     40,964  SH          SOLE             40,964    0     0
Diamondrock Hospitality Co      REIT        252784301  78      8,700   SH          SOLE             8,700     0     0
Digital Realty Trust Inc        REIT        253868103  1,038   15,300  SH          SOLE             15,300    0     0
Douglas Emmett Inc              REIT        25960P109  63      2,700   SH          SOLE             2,700     0     0
Duke Realty Corp                REIT        264411505  787     56,765  SH          SOLE             56,765    0     0
DuPont Fabros Technology Inc    REIT        26613Q106  384     15,890  SH          SOLE             15,890    0     0
EastGroup Properties Inc        REIT        277276101  167     3,100   SH          SOLE             3,100     0     0
Education Realty Trust Inc      REIT        28140H104  34      3,200   SH          SOLE             3,200     0     0
Emerson Electric Co             Common      291011104  413     7,800   SH          SOLE             7,800     0     0
Equity Lifestyle Properties     REIT        29472R108  498     7,403   SH          SOLE             7,403     0     0
Equity One Inc                  REIT        294752100  83      3,970   SH          SOLE             3,970     0     0
Equity Residential Props Trust  REIT        29476L107  1,766   31,176  SH          SOLE             31,176    0     0
Essex Property Trust Inc        REIT        297178105  370     2,520   SH          SOLE             2,520     0     0
Excel Trust Inc                 REIT        30068C109  224     17,700  SH          SOLE             17,700    0     0
Extra Space Storage Inc         REIT        30225T102  218     6,000   SH          SOLE             6,000     0     0
Federal Realty Invs Trust       REIT        313747206  614     5,907   SH          SOLE             5,907     0     0
Felcor Lodging Trust Inc        REIT        31430F101  21      4,500   SH          SOLE             4,500     0     0
First Industrial Realty Tr      REIT        32054K103  41      2,900   SH          SOLE             2,900     0     0
First Potomac Realty Trust      REIT        33610F109  110     8,900   SH          SOLE             8,900     0     0
Franlklin Street Properties     REIT        35471R106  228     18,514  SH          SOLE             18,514    0     0
General Growth Properties       REIT        370023103  182     9,162   SH          SOLE             9,162     0     0
Glimcher Realty Trust           REIT        379302102  114     10,239  SH          SOLE             10,239    0     0
Government Properties Income    REIT        38376A103  426     17,800  SH          SOLE             17,800    0     0
HCP Inc                         REIT        40414L109  1,488   32,950  SH          SOLE             32,950    0     0
Healthcare Realty Trust Inc     REIT        421946104  94      3,900   SH          SOLE             3,900     0     0
Health Care Reit Inc            REIT        42217K106  992     16,183  SH          SOLE             16,183    0     0
Hersha Hospitality Trust        REIT        427825104  5       900     SH          SOLE             900       0     0
Highwood Properties Inc         REIT        431284108  401     12,000  SH          SOLE             12,000    0     0
Home Properties Inc             REIT        437306103  188     3,060   SH          SOLE             3,060     0     0

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
COLUMN 1                        COLUMN 2 COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------                        -------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                  VOTING AUTHORITY
                                TITLE OF            VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER                   CLASS    CUSIP    (X$1000) PRN AMT PRN CALL DISCRETION MANAGER   SOLE   SHARED NONE
--------------                  -------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
Hormel Foods Corp                Common  440452100  203     6,500   SH          SOLE             6,500     0     0
Hospitality Properties Trust     REIT    44106M102  2,063   88,154  SH          SOLE             88,154    0     0
Host Hotels & Resorts Inc        REIT    44107P104  776     49,548  SH          SOLE             49,548    0     0
ISTAR FINANCIAL INC              REIT    45031U101  2       216     SH          SOLE             216       0     0
Inland Real Estate Corp          REIT    457461200  365     43,600  SH          SOLE             43,600    0     0
Intel Corp                       Common  458140100  474     23,000  SH          SOLE             23,000    0     0
Investors Real Estate Trust      REIT    461730103  9       992     SH          SOLE             992       0     0
Kilroy Realty Corp               REIT    49427F108  108     2,280   SH          SOLE             2,280     0     0
Kimberly-Clark                   Common  494368103  135     1,600   SH          SOLE             1,600     0     0
Kimco Realty Corp                REIT    49446R109  1,166   60,377  SH          SOLE             60,377    0     0
Kite Realty Group Trust          REIT    49803T102  43      7,700   SH          SOLE             7,700     0     0
LTC Properties Inc               REIT    502175102  1,324   37,656  SH          SOLE             37,656    0     0
LaSalle Hotel Properties         REIT    517942108  376     14,800  SH          SOLE             14,800    0     0
Lexington Realty Trust           REIT    529043101  1,663   159,320 SH          SOLE             159,320   0     0
Liberty Property Trust           REIT    531172104  935     26,150  SH          SOLE             26,150    0     0
The Macerich Co                  REIT    554382101  620     10,643  SH          SOLE             10,643    0     0
Mack-Cali Realty Corporation     REIT    554489104  1,055   40,400  SH          SOLE             40,400    0     0
McKesson Corp                    Common  58155Q103  533     5,500   SH          SOLE             5,500     0     0
Medical Properties Trust Inc     REIT    58463J304  22      1,850   SH          SOLE             1,850     0     0
Microsoft Corp                   Common  594918104  532     19,900  SH          SOLE             19,900    0     0
Mid-America Apartment Comm       REIT    59522J103  829     12,800  SH          SOLE             12,800    0     0
  Inc
Mission West Properties Inc      REIT    605203108  99      10,918  SH          SOLE             10,918    0     0
Monmouth REIT Class A            REIT    609720107  817     78,889  SH          SOLE             78,889    0     0
Natl Health Investors Inc        REIT    63633D104  51      900     SH          SOLE             900       0     0
New York Community Bancorp       Common  649445103  274     20,900  SH          SOLE             20,900    0     0
Novo-Nordisk A/S-Spons ADR       ADR     670100205  473     2,900   SH          SOLE             2,900     0     0
Omega Healthcare Investors       REIT    681936100  1,126   47,226  SH          SOLE             47,226    0     0
One Liberty Properties Inc       REIT    682406103  1,791   88,494  SH          SOLE             88,494    0     0
PS Business Parks Inc CA         REIT    69360J107  345     5,308   SH          SOLE             5,308     0     0
Parkway Properties Inc           REIT    70159Q104  195     13,973  SH          SOLE             13,973    0     0
Penn Real Estate Invest Trust    REIT    709102107  163     9,224   SH          SOLE             9,224     0     0
Pfizer Inc                       Common  717081103  399     15,900  SH          SOLE             15,900    0     0
Piedmont Office Realty Trust     REIT    720190206  902     49,932  SH          SOLE             49,932    0     0
Post Properties Inc              REIT    737464107  117     2,350   SH          SOLE             2,350     0     0
Prologis Inc                     REIT    74340W103  997     27,323  SH          SOLE             27,323    0     0
Public Storage Inc               REIT    74460D109  2,434   16,790  SH          SOLE             16,790    0     0
Ramco Gerhenson Properties       REIT    751452202  121     9,050   SH          SOLE             9,050     0     0
Regency Centers Corp             REIT    758849103  483     10,271  SH          SOLE             10,271    0     0
Retail Properties of America     REIT    76131V202  115     9,614   SH          SOLE             9,614     0     0
Rouse Properties Inc             REIT    779287101  348     20,582  SH          SOLE             20,582    0     0
SL Green                         REIT    78440X101  699     9,121   SH          SOLE             9,121     0     0
Sabra Health Care Reit Inc       REIT    78573L106  494     22,734  SH          SOLE             22,734    0     0
Sasol                            ADR     803866300  277     6,400   SH          SOLE             6,400     0     0
Saul Centers Inc                 REIT    804395101  21      500     SH          SOLE             500       0     0
Select Income Reit               REIT    81618T100  292     11,800  SH          SOLE             11,800    0     0
Senior Housing Prop Trust        REIT    81721M109  583     24,670  SH          SOLE             24,670    0     0
Simon Property Group Inc         REIT    828806109  6,078   38,446  SH          SOLE             38,446    0     0
Sovran Self Storage Inc          REIT    84610H108  389     6,270   SH          SOLE             6,270     0     0
Stryker Corp                     Common  863667101  263     4,800   SH          SOLE             4,800     0     0
Sun Communities Inc              REIT    866674104  82      2,050   SH          SOLE             2,050     0     0
Sunstone Hotel Investors Inc     REIT    867892101  78      7,328   SH          SOLE             7,328     0     0
Tanger Factory Outlet Centers    REIT    875465106  368     10,761  SH          SOLE             10,761    0     0
Taubman Centers Inc              REIT    876664103  413     5,243   SH          SOLE             5,243     0     0
Terreno Realty Corp              REIT    88146M101  122     7,941   SH          SOLE             7,941     0     0
Total System Services Inc        Common  891906109  325     15,200  SH          SOLE             15,200    0     0
UDR Inc                          REIT    902653104  1,194   50,202  SH          SOLE             50,202    0     0
Universal Health Realty Income   REIT    91359E105  66      1,300   SH          SOLE             1,300     0     0
Varian Medical Systems           Common  92220P105  597     8,500   SH          SOLE             8,500     0     0
Ventas Inc                       REIT    92276F100  2,201   34,015  SH          SOLE             34,015    0     0
Vornado Realty Trust             REIT    929042109  2,614   32,645  SH          SOLE             32,645    0     0
Washington Real Estate Inv       REIT    939653101  808     30,900  SH          SOLE             30,900    0     0

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
COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------                 -------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                           VOTING AUTHORITY
                         TITLE OF            VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ------------------
NAME OF ISSUER            CLASS    CUSIP    (X$1000) PRN AMT PRN CALL DISCRETION MANAGER   SOLE  SHARED NONE
--------------           -------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
Weingarten Realty Invst   REIT    948741103   696    25,998  SH          SOLE             25,998   0     0
WGL Holdings Inc          Common  92924F106   133    3,400   SH          SOLE             3,400    0     0
Winthrop Realty Trust     REIT    976391300   9      801     SH          SOLE             801      0     0